SEGMENTED INFORMATION - Disclosure of detailed information about royalty revenue by location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Royalty revenue	$ 6,913	$ 2,985
U.S.A. [Member]
Disclosure of operating segments [line items]
Royalty revenue	2,388	2,779
Turkey [Member]
Disclosure of operating segments [line items]
Royalty revenue	4,207	64
Sweden [Member]
Disclosure of operating segments [line items]
Royalty revenue	$ 318	$ 142